Joint Venture Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Joint venture acquisition in cash	$ 3	$ 24
Noncontrolling interest balance decreased	4	24
Affinia India Private Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquired remaining ownership interest		50.00%
Joint venture acquisition in cash		24
Noncontrolling interest balance decreased		24
Additional paid-in capital decreased		$ 16
Minimum [Member] | Affinia India Private Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquired remaining ownership interest		50.00%
Maximum [Member] | Affinia India Private Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquired remaining ownership interest		100.00%